Condensed Consolidated Statements of Financial Position (Unaudited) (Parenthetical) - ₪ / shares	Sep. 30, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Shares subject to possible redemption	0	615,366
Common stock, par value	₪ 0.01	₪ 0.01
Common stock, shares authorized	200,000,000	150,000,000
Common stock, shares issued	69,750,117	68,711,584
Common stock, shares outstanding	69,750,117	68,711,584